Other Financial Liabilities - Schedule of Interest-Bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current	$ 43,946,822	$ 17,255,679
Non-current	797,023,880	760,932,929
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	4	109
Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	41,780,543	15,455,782
Non-current	784,713,705	748,123,803
Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	2,166,275	1,799,788
Non-current	$ 12,310,175	$ 12,809,126